Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total debt	$ 479,732	$ 595,977
Less: Current portion	66,667	0
Long-term portion	413,065	595,977
Senior Secured Notes due 2024
Disclosure of financial liabilities [line items]
Total debt	287,568	0
Term loan
Disclosure of financial liabilities [line items]
Total debt	197,761	0
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Total debt	(5,597)	0
Senior notes due 2020
Disclosure of financial liabilities [line items]
Total debt	0	595,977
Unamortized discount and transaction costs
Disclosure of financial liabilities [line items]
Total debt	13,806	$ 4,023
Unamortized transaction costs
Disclosure of financial liabilities [line items]
Total debt	$ 2,239